UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2011
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 200
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-1071
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz        Omaha, Nebraska                      May 11, 2011
--------------------------  ----------------------------------    --------------
  Signature                   City, State                          Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ---------------------

Form 13F Information Table Entry Total:                      74
                                                          ---------------------

Form 13F Information Table Value Total:                   $2,188,109
                                                          ---------------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                             31-Mar-11
13F FILE NO. 28-3062
                                                     FORM 13F INFORMATION TABLE

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           COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
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                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING
         NAME OF ISSUER       TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     80,917    1,472,020 SH            Sole       N/A       Shared
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105     22,605      560,082 SH            Sole       N/A       Shared
TYCO INTERNATIONAL LTD        SHS             H89128104     57,315    1,280,200 SH            Sole       N/A       Shared
ACI WORLDWIDE INC             COM             004498101      5,665      172,700 SH            Sole       N/A       Shared
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106        953       60,000 SH            Sole       N/A        Sole
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108      7,003      122,500 SH            Sole       N/A        Sole
AON CORP                      COM             037389103    123,821    2,338,015 SH            Sole       N/A       Shared
APACHE CORP                   COM             037411105        655        5,000 SH            Sole       N/A        Sole
APPLE INC                     COM             037833100        181          519 SH            Sole       N/A        Sole
ASCENT MEDIA CORP             COM SER A       043632108     30,287      620,000 SH            Sole       N/A        Sole
BAXTER INTL INC               COM             071813109     18,002      334,790 SH            Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     10,275           82 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     87,526    1,046,590 SH            Sole       N/A       Shared
BROWN & BROWN INC             COM             115236101     10,719      415,450 SH            Sole       N/A       Shared
CVS CAREMARK CORPORATION      COM             126650100     25,411      740,410 SH            Sole       N/A       Shared
CABELAS INC                   COM             126804301        500       20,000 SH            Sole       N/A        Sole
COINSTAR INC                  COM             19259P300      1,667       36,300 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A            20030N101        180        7,300 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A SPL        20030N200     47,267    2,035,600 SH            Sole       N/A       Shared
COMPASS MINERALS INTL INC     COM             20451N101      8,407       89,890 SH            Sole       N/A       Shared
CONOCOPHILLIPS                COM             20825C104     84,236    1,054,799 SH            Sole       N/A       Shared
CUMULUS MEDIA INC             CL A            231082108      8,506    1,960,000 SH            Sole       N/A        Sole
DELL INC                      COM             24702R101     94,709    6,527,169 SH            Sole       N/A       Shared
DEVON ENERGY CORP NEW         COM             25179M103        321        3,500 SH            Sole       N/A        Sole
DIAGEO P L C                  SPON ADR NEW    25243Q205     16,006      210,000 SH            Sole       N/A        Sole
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302     11,619      330,000 SH            Sole       N/A        Sole
EOG RES INC                   COM             26875P101        593        5,000 SH            Sole       N/A        Sole
EAGLE MATERIALS INC           COM             26969P108     31,103    1,027,870 SH            Sole       N/A       Shared
EHEALTH INC                   COM             28238P109      1,330      100,000 SH            Sole       N/A        Sole
ENERGIZER HLDGS INC           COM             29266R108      4,981       70,000 SH            Sole       N/A        Sole
FLIR SYS INC                  COM             302445101      2,077       60,000 SH            Sole       N/A        Sole
GOOGLE INC                    CL A            38259P508     60,346      102,943 SH            Sole       N/A       Shared
GRAND CANYON ED INC           COM             38526M106     34,476    2,377,686 SH            Sole       N/A       Shared
ICONIX BRAND GROUP INC        COM             451055107      3,437      160,000 SH            Sole       N/A        Sole
INTELLIGENT SYS CORP NEW      COM             45816D100      3,973    2,270,000 SH            Sole       N/A        Sole
INTERVAL LEISURE GROUP INC    COM             46113M108     26,571    1,625,155 SH            Sole       N/A       Shared
IRON MTN INC                  COM             462846106      3,123      100,000 SH            Sole       N/A        Sole
JOHNSON & JOHNSON             COM             478160104        593       10,000 SH            Sole       N/A        Sole
KENNEDY-WILSON HLDGS INC      COM             489398107        326       30,000 SH            Sole       N/A        Sole
KNOLOGY INC                   COM             499183804      4,741      367,260 SH            Sole       N/A        Sole
KNOT INC                      COM             499184109     26,781    2,222,501 SH            Sole       N/A       Shared
LABORATORY CORP AMER HLDGS    COM NEW         50540R409     44,649      484,635 SH            Sole       N/A       Shared
LIBERTY GLOBAL INC            COM SER C       530555309     90,410    2,260,807 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    119,408    7,444,401 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302     36,917      501,108 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708        776       10,000 SH            Sole       N/A        Sole
LIVE NATION ENTERTAINMENT IN  COM             538034109     36,113    3,611,300 SH            Sole       N/A       Shared
LOCKHEED MARTIN CORP          COM             539830109     19,174      238,480 SH            Sole       N/A        Sole
MARTIN MARIETTA MATLS INC     COM             573284106     61,166      682,125 SH            Sole       N/A       Shared
MICROSOFT CORP                COM             594918104    120,921    4,768,183 SH            Sole       N/A       Shared
MOHAWK INDS INC               COM             608190104     33,351      545,400 SH            Sole       N/A       Shared
MONSANTO CO NEW               COM             61166W101     29,236      404,592 SH            Sole       N/A       Shared
NEWCASTLE INVT CORP           COM             65105M108        272       45,000 SH            Sole       N/A        Sole
OMNICARE INC                  COM             681904108    121,740    4,059,353 SH            Sole       N/A       Shared
OMNICOM GROUP INC             COM             681919106     29,902      609,496 SH            Sole       N/A        Sole
PRAXAIR INC                   COM             74005P104     15,240      150,000 SH            Sole       N/A        Sole
PRESTIGE BRANDS HLDGS INC     COM             74112D101      3,450      300,000 SH            Sole       N/A        Sole
PROCTER & GAMBLE CO           COM             742718109     14,168      230,000 SH            Sole       N/A        Sole
REDWOOD TR INC                COM             758075402     97,820    6,290,696 SH            Sole       N/A       Shared
REPUBLIC SVCS INC             COM             760759100        826       27,500 SH            Sole       N/A        Sole
SAIC INC                      COM             78390X101      1,861      110,000 SH            Sole       N/A        Sole
SANDRIDGE ENERGY INC          COM             80007P307     73,352    5,730,614 SH            Sole       N/A       Shared
SOUTHWESTERN ENERGY CO        COM             845467109     37,767      878,925 SH            Sole       N/A       Shared
STRAYER ED INC                COM             863236105      4,780       36,629 SH            Sole       N/A       Shared
TARGET CORP                   COM             87612E106     34,907      698,000 SH            Sole       N/A       Shared
TEXAS INDS INC                COM             882491103      5,518      122,000 SH            Sole       N/A        Sole
TEXAS INSTRS INC              COM             882508104     87,724    2,538,300 SH            Sole       N/A       Shared
TREE COM INC                  COM             894675107        572       96,900 SH            Sole       N/A        Sole
US BANCORP DEL                COM NEW         902973304      1,718       65,000 SH            Sole       N/A        Sole
UNITED PARCEL SERVICE INC     CL B            911312106     41,433      557,500 SH            Sole       N/A        Sole
VIACOM INC NEW                CL B            92553P201        149        3,200 SH            Sole       N/A        Sole
VULCAN MATLS CO               COM             929160109     26,184      574,200 SH            Sole       N/A       Shared
WAL MART STORES INC           COM             931142103     28,628      550,000 SH            Sole       N/A        Sole
WASHINGTON POST CO            CL B            939640108      8,773       20,050 SH            Sole       N/A       Shared
                                                       ---------------------------
                              74                         2,188,109   76,615,725
                                                       ---------------------------
